Trade Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables
As at December 31, 2024 and 2023, trade receivables and other assets were as follows:

	As at December 31,
	2024	2023
Royalty revenue receivable	$5,919	$4,028
Refundable taxes	254	1,093
Recoverable royalty generation expenditures and advances	815	894
Deferred compensation	9,251	11,572
Reclamation bonds	250	295
Prepaid expenses, deposits and other	431	1,068
Total receivables and other assets	16,920	18,950
Less: current portion	(13,982)	(7,743)
Non-current portion	$2,938	$11,207

Disclosure of detailed information of changes in deferred compensation receivable
The following table summarizes the changes in deferred compensation receivable during the years ended December 31, 2024 and 2023:

	Aftermath	AbraSilver Resource Corp.	Scout Discoveries Corp.	Total
Balance as at December 31, 2022	$6,963	$5,253	$-	$12,216
Consideration for sale of Scout Drilling LLC	-	-	621	621
Gain on receivable modification	(2)	-	-	(2)
Interest accretion	581	617	89	1,287
Amount received	(2,500)	-	(50)	(2,550)
Balance as at December 31, 2023	5,042	5,870	660	11,572
Interest accretion	539	692	90	1,321
Amount received	(2,900)	-	(1,050)	(3,950)
Gain on sale of subsidiary	-	-	300	300
Gain on receivable modification	8	-	-	8
Balance as at December 31, 2024	2,689	6,562	-	9,251
Less: current portion	-	(6,562)	-	(6,562)
Non-current portion	$2,689	$-	$-	$2,689